FINANCIAL INSTRUMENTS (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance as of January 1	$ 2,429
[custom:WarrantsValueAtDateOfIssuance]		3,425
Gain from revaluation to fair value through profit or loss	(358)	(996)
Balance as of January 1		2,429
Warrant Liability [Member]
IfrsStatementLineItems [Line Items]
Balance as of January 1
[custom:WarrantsValueAtDateOfIssuance]	14,494
Gain from revaluation to fair value through profit or loss	162
Balance as of January 1	$ 14,656